Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 2,058,147,026
Realized losses on sales and redemptions for physical bullion	2,757,701	$ 13,241,616
Change in unrealized gains (losses)	268,523,339	164,576,409
Balance at end of year	2,258,396,671	2,058,147,026
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	2,058,147,026	1,235,810,153
Purchases	6,649,463	31,366,408
Sales	(7,441,588)	(2,249,429)
Redemptions for physical bullion	(64,723,868)	(121,271,957)
Received on acquisition of Central GoldTrust		763,157,058
Realized losses on sales and redemptions for physical bullion	(2,757,701)	(13,241,616)
Change in unrealized gains (losses)	268,523,339	164,576,409
Balance at end of year	$ 2,258,396,671	$ 2,058,147,026